Commitments and Contingencies (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended							3 Months Ended	9 Months Ended	1 Months Ended							1 Months Ended						3 Months Ended	12 Months Ended	1 Months Ended					1 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended
	Oct. 31, 2012	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Sep. 29, 2013	Jun. 30, 2013 Takeda [Member]	Sep. 29, 2013 Pending Litigation [Member] Hormone Replacement Therapy [Member] Claim	Mar. 31, 2010 Teva Pharmaceuticals USA, Inc. and Teva Pharmaceutical Industries Ltd. [Member] Patents [Member]	Oct. 31, 2010 Apotex Inc. and Apotex Corp., Mylan Pharmaceuticals Inc. and Mylan Inc. [Member] Pending Litigation [Member]	Jun. 30, 2010 Mylan Pharmaceuticals Inc. [Member] Sutent [Member] Patents	Mar. 31, 2009 Several Generic Manufacturers [Member] Lyrica [Member] Patents	May 31, 2012 Several Generic Manufacturers [Member] Pristiq [Member] Patents	Jun. 30, 2013 Several Generic Manufacturers [Member] Toviaz [Member] Patents	Aug. 31, 2011 Watson Laboratories Inc. [Member] Embeda [Member] Patents	Feb. 28, 2013 Apotex Inc. and Apotex Corp. [Member] Zyvox [Member]	Mar. 31, 2013 Teva USA, Mylan Pharmaceuticals Inc., Watson, Lupin Pharmaceuticals USA, Inc., Apotex Corp. and Apotex Inc [Member] Celebrex [Member]	Aug. 31, 2004 Quigley Co, Inc., a wholly owned subsidiary [Member] Pending Litigation [Member]	Jul. 31, 2013 Quigley Co, Inc., a wholly owned subsidiary [Member] Pending Litigation [Member] March 2005 proposed settlement [Member]	Dec. 31, 2005 Quigley Co, Inc., a wholly owned subsidiary [Member] Pending Litigation [Member] March 2005 proposed settlement [Member]	Mar. 31, 2005 Quigley Co, Inc., a wholly owned subsidiary [Member] Pending Litigation [Member] March 2005 proposed settlement [Member]	Sep. 26, 2004 Quigley Co, Inc., a wholly owned subsidiary [Member] Pending Litigation [Member] March 2005 proposed settlement [Member]	Dec. 31, 2010 Quigley Co, Inc., a wholly owned subsidiary [Member] Pending Litigation [Member] Court settlement rejection and Pfizer motion to appeal [Member]	Jun. 30, 2013 Quigley Co, Inc., a wholly owned subsidiary [Member] Pending Litigation [Member] March 2011 proposed settlement [Member]	Jun. 30, 2011 Quigley Co, Inc., a wholly owned subsidiary [Member] Pending Litigation [Member] March 2011 proposed settlement [Member]	Mar. 31, 2011 Quigley Co, Inc., a wholly owned subsidiary [Member] Pending Litigation [Member] March 2011 proposed settlement [Member] Claimant	Sep. 29, 2013 American Optical Corp subsidiary of Warner-Lambert [Member] Pending Litigation [Member] Claim	Jan. 31, 2011 Pfizer - Neurontin Product [Member] Actions	Jan. 31, 2011 Pfizer - Neurontin Product [Member] Pending Litigation [Member]	Nov. 30, 2010 Pfizer - Neurontin Product [Member] Pending Litigation [Member]	Dec. 31, 2008 IREF -Trade Secrets Action [Member] Pending Litigation [Member]	Dec. 31, 2009 Wyeth - Protonix [Member] Actions	Jan. 31, 2011 Teva USA and Teva Pharmaceutical Industries, Sun Pharmaceutical Advanced Research Centre Ltd. and Sun Pharmaceutical Industries Ltd. [Member]	Jun. 30, 2013 Teva USA and Teva Pharmaceutical Industries, Sun Pharmaceutical Advanced Research Centre Ltd. and Sun Pharmaceutical Industries Ltd. [Member]	Jun. 30, 2013 Teva USA and Teva Pharmaceutical Industries, Sun Pharmaceutical Advanced Research Centre Ltd. and Sun Pharmaceutical Industries Ltd. [Member] Due Two Thousand Thirteen [Member]
Jun. 30, 2013
Teva USA and Teva Pharmaceutical Industries, Sun Pharmaceutical Advanced Research Centre Ltd. and Sun Pharmaceutical Industries Ltd. [Member]
Due Second Half of Two Thousand Thirteen [Member]

Jun. 30, 2013
Teva USA and Teva Pharmaceutical Industries, Sun Pharmaceutical Advanced Research Centre Ltd. and Sun Pharmaceutical Industries Ltd. [Member]
Due October Two Thousand Fourteen [Member] [Member]
																																									Aug. 31, 2011 Pfizer - Rebif [Member]
Loss Contingencies [Line Items]
Period of exclusivity												6 months							6 months	6 months																6 months
Notice of appeal and related motion													October 2010
Number of patents														3	3	2	5	3
Number of other patents															2
Other legal matters, net(d)			$ 35,000,000	[1]	$ 2,220,000,000	[1]	$ 784,000,000	[1]														$ 277,000,000			$ 369,000,000	$ 1,300,000,000
Product litigation charge, after-tax																									229,000,000	800,000,000
Percentage of claimants that agreed to 2004 proposed settlement																								80.00%
Gross settlement amount offered																								430,000,000
Claims payment amount for qualified claimants, first or only payment																							215,000,000					800,000,000
Number of Ad Hoc Committee claimants agreeing to the company's proposed settlement offer																													40,000
Agreed upon amount of assets (cash and non-cash) to be contributed to a special purpose trust created to pay claimants, if Quigley's proposed reorganization plan is approved by the court																											1,080,000,000
Insurance Settlement Gross Recovery																					447,000,000
Number of claims seeking damages											10,000																			66,000
Unresolved actions, years outstanding									5 years
Cumulative percentage of actions settled											99.00%
Litigation settlement expense											1,700,000,000
Estimated minimum cost to resolve outstanding actions											25,000,000
Loss Contingency, Damages Awarded, Value																																47,400,000	65,400,000	38,700,000
Treble damages amount awarded, under appeal																																142,100,000
Number of actions																															4				2
Environmental complaint and penalty demand, environmental protection agency	216,000
Deferred prosecution settlement amount																																					2,150,000,000	550,000,000	800,000,000	800,000,000
Litigation Settlement, Percentage of Settlement Proceeds		64.00%
Litigation Settlement, Counterparty Percentage of Settlement Proceeds										36.00%
Long-term purchase commitment, amount			$ 3,400,000,000
Contract Extension Agreement Period																																									24 months

[1]	In 2012, primarily includes a $491 million charge relating to the resolution of an investigation by the U.S. Department of Justice into Wyeth's historical promotional practices in connection with Rapamune, a $450 million settlement of a lawsuit by Brigham Young University related to Celebrex, and charges related to hormone-replacement therapy litigation and Chantix litigation. In 2011, primarily includes charges related to hormone-replacement therapy litigation. For additional information, see Note 17. Commitments and Contingencies.